UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value
COMMON STOCK	89.6%
DIVERSIFIED	9.2%
Colonial Properties Trust		964,400	$48,345,372
Digital Realty Trust		602,400	16,969,608
Entertainment Properties Trust		381,600	16,019,568
iStar Financial		412,700	15,798,156
Lexington Corporate Properties Trust		392,500	8,183,625
Spirit Finance Corp.		1,246,300	15,204,860
Vornado Realty Trust		282,000	27,072,000
			147,593,189
HEALTH CARE	10.1%
Health Care Property Investors		1,673,300	47,521,720
Health Care REIT		499,600	19,034,760
Healthcare Realty Trust		149,600	5,592,048
Medical Properties Trust		1,141,000	12,322,800
Nationwide Health Properties		1,043,400	22,433,100
Senior Housing Properties Trust		860,800	15,580,480
Ventas		1,099,700	36,488,046
Windrose Medical Properties Trust		245,700	3,705,156
			162,678,110
HOTEL	4.3%
DiamondRock Hospitality Co.		1,218,000	16,820,580
Equity Inns		1,063,800	17,233,560
Hospitality Properties Trust		480,600	20,987,802
Strategic Hotels & Resorts		582,000	13,548,960
			68,590,902
MORTGAGE	1.5%
Newcastle Investment Corp.		1,036,273	24,787,650

OFFICE	24.1%
American Financial Realty Trust		986,600	11,493,890
Boston Properties		218,000	20,328,500
Brandywine Realty Trust		2,015,566	64,014,376
CarrAmerica Realty Corp.		166,400	7,423,104
Equity Office Properties Trust		1,727,900	58,022,882
Glenborough Realty Trust		597,600	12,997,800
Highwoods Properties		596,900	20,133,437
HRPT Properties Trust		1,069,300	12,553,582
Kilroy Realty Corp.		439,000	33,917,140
Mack-Cali Realty Corp.		1,012,600	48,604,800
Maguire Properties		685,300	25,013,450
Reckson Associates Realty Corp.		1,405,600	64,404,592
Republic Property Trust		649,550	7,645,204
			386,552,757

OFFICE/INDUSTRIAL	4.5%
Duke Realty Corp.		547,959	$20,795,044
Liberty Property Trust		974,400	45,952,704
Mission West Properties		462,000	5,428,500
			72,176,248

RESIDENTIAL	17.2%
APARTMENT	16.2%
American Campus Communities		619,500	16,051,245
Apartment Investment & Management Co.		1,100,800	51,627,520
Education Realty Trust		582,700	8,915,310
Equity Residential		1,118,600	52,339,294
GMH Communities Trust		757,700	8,819,628
Home Properties		1,405,672	71,829,839
Mid-America Apartment Communities		153,008	8,377,188
Post Properties		568,600	25,302,700
United Dominion Realty Trust		583,900	16,664,506
			259,927,230
MANUFACTURED HOME	1.0%
Sun Communities		439,700	15,543,395
TOTAL RESIDENTIAL			275,470,625
SELF STORAGE	3.7%
Extra Space Storage		1,349,300	23,194,467
Sovran Self Storage		300,300	16,576,560
U-Store-It Trust		931,620	18,772,143
			58,543,170
SHOPPING CENTER	15.0%
COMMUNITY CENTER	7.7%
Cedar Shopping Centers		847,600	13,425,984
Developers Diversified Realty Corp.		553,600	30,309,600
Equity One		649,700	15,956,632
Heritage Property Investment Trust		661,600	26,192,744
Inland Real Estate Corp.		1,479,600	24,132,276
Ramco-Gershenson Properties Trust		425,700	12,885,939
			122,903,175
REGIONAL MALL	7.3%
CBL & Associates Properties		370,800	15,740,460
Glimcher Realty Trust		861,000	24,452,400
Macerich Co.		228,800	16,919,760
Mills Corp.		447,000	12,516,000
Pennsylvania REIT		594,600	26,162,400
Simon Property Group		262,600	22,095,164
			117,886,184
TOTAL SHOPPING CENTER			240,789,359
TOTAL COMMON STOCK (Identified cost—$1,022,756,146)			1,437,182,010

		Number of Shares	Value
PREFERRED STOCK	9.7%
DIVERSIFIED	1.5%
Colonial Properties Trust, 8.125%, Series D		120,400	$3,130,400
Colonial Properties Trust, 7.62%, Series E		50,500	1,266,035
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		256,900	5,543,902
Digital Realty Trust, 8.50%, Series A		84,700	2,143,757
Digital Realty Trust, 7.875%, Series B		95,000	2,358,375
Duke Realty Corp., 6.95%, Series M		26,200	675,960
Entertainment Properties Trust, 7.75%, Series B		126,000	3,074,400
iStar Financial, 8.00%, Series D		25,000	631,250
iStar Financial, 7.80%, Series F		67,400	1,709,264
iStar Financial, 7.65%, Series G		160,300	4,028,339
			24,561,682
HEALTH CARE	1.4%
Health Care REIT, 7.875%, Series D		18,000	460,980
Health Care REIT, 7.625%, Series F		264,900	6,754,950
LTC Properties, 8.00%, Series F		200,000	5,033,000
Nationwide Health Properties, 7.677%, Series A		49,800	5,092,050
Omega Healthcare Investors, 8.375%, Series D		190,000	4,939,050
			22,280,030
HOTEL	1.3%
Ashford Hospitality Trust, 8.55%, Series A		24,200	617,100
Equity Inns, 8.00%, Series C		125,000	3,162,500
FelCor Lodging Trust, $1.95, Series A (Convertible)		38,400	960,000
Highland Hospitality Corp., 7.875%, Series A		100,000	2,433,000
Host Hotels & Resorts, 8.875%, Series E		29,800	790,594
Innkeepers USA Trust, 8.00%, Series C		63,200	1,566,728
LaSalle Hotel Properties, 7.50%, Series D		3,900	96,135
LaSalle Hotel Properties, 8.00%, Series E		125,000	3,165,000
Strategic Hotels & Resorts, 8.50%, Series A		10,000	253,750
Strategic Hotels & Resorts, 8.50%, Series A, 144A(a)		129,700	3,291,138
Strategic Hotels & Resorts, 8.25%, Series B		85,000	2,137,750
Sunstone Hotel Investors, 8.00%, Series A		100,000	2,531,500
			21,005,195

		Number of Shares	Value
MORTGAGE	0.1%
Newcastle Investment Corp., 9.75%, Series B		51,600	$1,344,180
OFFICE	2.1%
Alexandria Real Estate Equities, 9.10%, Series B		26,100	662,940
Brandywine Realty Trust, 7.375%, Series D		32,003	799,275
Corporate Office Properties Trust, 7.50%, Series H		35,100	877,500
Cousins Properties, 7.75%, Series A		59,551	1,520,932
Cousins Properties, 7.50%, Series B		159,800	4,055,724
Highwoods Properties, 8.625%, Series A		7,400	8,140,000
Highwoods Properties, 8.00%, Series B		14,227	357,809
HRPT Properties Trust, 8.75%, Series B		133,100	3,496,537
HRPT Properties Trust, 7.125%, Series C		30,000	763,500
Kilroy Realty Corp., 7.80%, Series E		19,314	493,473
Kilroy Realty Corp., 7.50%, Series F		212,240	5,278,409
Maguire Properties, 7.625%, Series A		112,800	2,832,408
SL Green Realty Corp., 7.625%, Series C		188,300	4,699,968
			33,978,475
OFFICE/INDUSTRIAL	0.2%
PS Business Parks, 8.75%, Series F		51,000	1,293,360
PS Business Parks, 7.00%, Series H		17,500	432,250
PS Business Parks, 7.60%, Series L		29,400	740,880
			2,466,490
RESIDENTIAL - APARTMENT	0.7%
Apartment Investment & Management Co., 9.375%, Series G		92,000	2,407,640
Apartment Investment & Management Co., 10.00%, Series R		116,100	2,952,423
Apartment Investment & Management Co., 8.00%, Series T		58,000	1,464,500
Apartment Investment & Management Co., 7.75%, Series U		48,000	1,198,080
Mid-America Apartment Communities, 8.30%, Series H		147,600	3,734,280
			11,756,923
SHOPPING CENTER	2.4%
COMMUNITY CENTER	0.6%
Cedar Shopping Centers, 8.875%, Series A		117,000	3,137,355
Developers Diversified Realty Corp., 8.60%, Series F		33,900	864,450
Developers Diversified Realty Corp., 7.50%, Series I		10,000	251,900
Ramco-Gershenson Property Trust, 9.50%, Series B		25,000	648,750
Tanger Factory Outlet Centers, 7.50%, Series C		125,000	3,133,750
Urstadt Biddle Properties, 8.50%, Series C		10,000	1,090,000
Urstadt Biddle Properties, 7.50%, Series D		14,100	354,262
			9,480,467

REGIONAL MALL	1.8%
CBL & Associates Properties, 8.75%, Series B		48,800	$2,484,408
CBL & Associates Properties, 7.75%, Series C		69,200	1,765,292
CBL & Associates Properties, 7.375%, Series D		149,000	3,784,600
Glimcher Realty Trust, 8.75%, Series F		63,100	1,609,050
Glimcher Realty Trust, 8.125%, Series G		140,000	3,542,000
Mills Corp., 9.00%, Series B		134,500	3,086,775
Mills Corp., 9.00%, Series C		29,100	664,935
Mills Corp., 8.75%, Series E		76,700	1,729,585
Mills Corp., 7.875%, Series G		150,000	3,195,000
Pennsylvania REIT, 11.00%, Series A		9,800	553,210
Taubman Centers, 8.30%, Series A		43,109	1,082,467
Taubman Centers, 8.00%, Series G		163,000	4,176,060
Taubman Centers, 7.625%, Series H		25,000	627,500
			28,300,882
TOTAL SHOPPING CENTER			37,781,349
TOTAL PREFERRED STOCK (Identified cost—-$150,025,977)			155,174,324

		Principal Amount
COMMERCIAL PAPER	0.0%
New Center Asset Trust, 3.69%, due 4/3/06 (Identified cost—$244,950)		$245,000	244,950

TOTAL INVESTMENTS (Identified cost—-$1,173,027,073)	99.3%		1,592,601,284
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7%		11,552,158
NET ASSETS	100.0%		$1,604,153,442

Glossary of Portfolio Abbreviation

REIT                     Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a) Resale is restricted to qualified institutional investors; equals 0.2% of net assets.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin	Name: Jay J. Chen
	Title: President and principal	Title: Treasurer and principal
	executive officer	financial officer

Date: May 26, 2006